Note 12 - Subsequent Events (Details Textual) - Subsequent Event [Member]		1 Months Ended
	Apr. 10, 2020 USD ($)	Jun. 29, 2020 T $ / item	Jun. 25, 2020 shares
Proceeds from Paycheck Protection Program Under CARES Act | $	$ 1,690,385
Stock Repurchase Program, Number of Shares Authorized to be Repurchased (in shares) | shares			1,062,067
Stock Repurchase Program, Percentage of Total Outstanding Shares of Common Stock			15.00%
Commodity Price Risk Derivative for August 2020 Settlement [Member]
Derivative, Nonmonetary Notional Amount, Mass (US Ton) | T		4,000
Derivative, Average Forward Price (in USD per Per Share) | $ / item		514.5
Commodity Price Risk Derivative for September 2020 Settlement [Member]
Derivative, Nonmonetary Notional Amount, Mass (US Ton) | T		2,000
Derivative, Average Forward Price (in USD per Per Share) | $ / item		522